Investments Consolidated Interest of WR Griffin (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Construction in progress	$ 35,838		$ 7
Land	259,597		145,186
Stockholders' Equity Attributable to Parent	973,507		374,838
WR Griffin Patterson, LLC | Variable Interest Entity, Primary Beneficiary
Gain (Loss) on Investments [Line Items]
Cash	6,985
Construction in progress	70
Deferred Leasing Commissions	375
Land	15,185	[1]
Construction Payable	(13,423)
Noncontrolling Interest in Variable Interest Entity	(7,656)
Stockholders' Equity Attributable to Parent	36,275
Corporate Joint Venture [Member] | WR Griffin Patterson, LLC | Variable Interest Entity, Primary Beneficiary
Gain (Loss) on Investments [Line Items]
Construction in progress	$ 34,739

[1]	The land value was adjusted from prior period as a result of a $15,000 reclassification of a deposit from land to construction in progress. The deposit represents an amount paid to the City of Patterson for architectural and engineering fees.